RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
As of December 31, 2018, Techint Holdings S.à r.l. (“Techint”) owned 62.02% of the Company’s share capital and Tenaris Investments S.à r.l. (“Tenaris”) held 11.46% of the Company’s share capital. Each of Techint and Tenaris were controlled by San Faustin S.A., a Luxembourg company (“San Faustin”). Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin (“RP STAK”), a Dutch private foundation (Stichting), held voting shares in San Faustin sufficient in number to control San Faustin. No person or group of persons controls RP STAK.
For commitments with Related parties, see note 25.
The following transactions were carried out with related parties:

	Year ended December 31,
	2018	2017	2016

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	774,526	453,551	—
Sales of goods to other related parties	141,230	164,694	29,480
Sales of services and others to non-consolidated parties	176	177	737
Sales of services and others to other related parties	1,286	660	654

	917,218	619,082	30,871
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	483,182	404,891	144,673
Purchases of goods from other related parties	50,928	57,941	58,929
Purchases of services and others from non-consolidated parties	10,266	13,126	12,836
Purchases of services and others from other related parties	90,536	111,439	126,859

	634,912	587,397	343,297
(c) Financial results
Income with non-consolidated parties	9,330	7,611	3,507

	9,330	7,611	3,507
(d) Dividends received
Dividends from non-consolidated parties	8,837	3,360	183

	8,837	3,360	183
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	1,012	2,723	1,660
Income (expenses), net with other related parties	492	247	712

	1,504	2,970	2,372

	As of December 31,
	2018	2017

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	201,693	223,847
Receivables from other related parties	5,975	29,033
Advances from non-consolidated parties	2,812	—
Advances to suppliers with other related parties	7,534	3,255
Payables to non-consolidated parties	(37,384)	(24,570)
Payables to other related parties	(23,495)	(21,547)

	157,135	210,018

(iii) Officers and Directors’ compensation
During the year ended December 31, 2018 the cash compensation of Officers and Directors amounted to $16,205 ($23,031 for the year ended December 31, 2017). In addition, Officers received 894.000 Units for a total amount of $2,851 ($2,069 for the year ended December 31, 2017) in connection with the incentive retention program mentioned in note 4 (o)(3).